Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Capital Stock[Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ 240,413	$ 355,709	$ 13,786	$ 26,055	$ (155,137)
Comprehensive earnings:
Net earnings (loss)	31,797				31,797
Net impact of change in functional currency on non monetary items	(9,830)			(9,830)
Shares issued:
Stock-based compensation expense (Note 11(d))	4,228		4,228
Exercise of stock options (Note 11(c))	6,086	9,181	(3,095)
Sale of shares under Employee Share Purchase Plan (Note 11(c))	182	182
January 2011 Short Form Prospectus, net of issuance costs (Note 11(c))	71,992	71,992
Tax benefit related to share issuance costs	1,410	1,410
Expense related to RSUs issued on surrender of options	145		145
Shares repurchased under normal course issuer bid (Note 11(c))	(2,871)	(1,868)	(1,003)
Dividends declared (Note 11(c))	(12,396)				(12,396)
Ending Balance at Dec. 31, 2011	331,156	436,606	14,061	16,225	(135,736)
Comprehensive earnings:
Net earnings (loss)	(14,520)				(14,520)
Shares issued:
Stock-based compensation expense (Note 11(d))	3,894		3,894
Exercise of stock options (Note 11(c))	3,078	4,592	(1,514)
Sale of shares under Employee Share Purchase Plan (Note 11(c))	231	231
Shares repurchased under normal course issuer bid (Note 11(c))	(15,729)	(10,362)	(5,367)
Dividends declared (Note 11(c))	(15,848)				(15,848)
Ending Balance at Dec. 31, 2012	$ 292,262	$ 431,067	$ 11,074	$ 16,225	$ (166,104)